Putnam Dynamic Asset Allocation Equity Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam Dynamic Asset Allocation Equity Fund Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Dynamic Asset Allocation Equity Fund		Class A		Class P		Class Y
Management fees		0.59%		0.59%		0.59%
Distribution and service (12b-1) fees		none	[1]
Other expenses		0.92%	[2]	0.73%	[3]	0.92%	[2]
Total annual fund operating expenses		1.51%		1.32%		1.51%
Expense reimbursement	[4]	(0.68%)		(0.68%)		(0.68%)
Total annual fund operating expenses after expense reimbursement		0.83%		0.64%		0.83%
[1]	Although the fund's distribution and service (12b-1) plan provides for payments at annual rates (based on average net assets) of up to 0.35% on class A shares, no payments under the plan have been authorized by the Trustees. Should the Trustees decide in the future to approve payments under the plan, this prospectus will be revised.
[2]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[3]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through September 30, 2017. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Dynamic Asset Allocation Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	655	962	1,291	2,218
Class P	65	351	658	1,531
Class Y	85	410	759	1,743